Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost	$ 3,403,800	$ 3,271,400
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	5,900	1,300
Other long-term investments, amortized cost	200,100	50,800
Premium receivable, allowance for credit loss	11,800	17,300
Other receivables, allowance for credit loss	0	0
Reinsurance recoverables on paid losses, allowance	200	$ 0
Reinsurance recoverables on unpaid losses, allowance	$ 800
Preferred stock, liquidation preference per share (in dollar per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference, value	$ 10	$ 10
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	111,730,209	117,914,754
Common stock, shares, outstanding (in shares)	111,730,209	117,914,754
Treasury stock, common, shares (in shares)	6,570,003	0
Related Party
Deferred policy acquisition cost, deferred commissions	$ 200,200	$ 164,100
Fixed maturity securities
Amortized cost	3,403,800	3,271,400
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	5,900	1,300
Short-term investments
Amortized cost	221,900	49,000
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0	$ 0